PURCHASE OF PRANA THERAPUETICS, INC. (Schedule of Purchase Price Allocation) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 4,838,603	$ 4,838,603
Purchase Price Allocation	5,070,500	5,070,500
PTI [Member]
Business Acquisition [Line Items]
Patents	52,596	52,596	$ 52,596
Net assets	522,761	522,761	450,888
Goodwill	4,495,143	4,495,143	4,567,016
Purchase Price Allocation	$ 5,070,500	5,070,500	$ 5,070,500
Reallocation of Purchase Price[Member]
Business Acquisition [Line Items]
Patents
Net assets		71,873
Goodwill		(71,873)
Purchase Price Allocation